Accounts Payable (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 78.4	$ 77.5	$ 75.1